Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 50,409	$ 15,884
Restricted cash	19,300	36,356
Digital assets	2,284	724
Prepaid expenses and other current assets	24,022	31,881
Total Current Assets	97,016	85,102
Property, plant and equipment, net	585,431	691,134
Operating lease, right-of-use asset	7,844	20,430
Intangible assets, net	2,247	1,704
Other noncurrent assets	19,618	9,316
Total Assets	712,156	807,686
Current Liabilities:
Accounts payable	154,751	53,641
Accrued expenses and other current liabilities	179,636	17,952
Operating lease liabilities, current portion	77	769
Finance lease liabilities, current portion	19,771	0
Notes payable, current portion	124,358	36,242
Total Current Liabilities	488,423	186,789
Finance lease liabilities, net of current portion	35,745	0
Operating lease liabilities, net of current portion	1,512	720
Notes payable, net of current portion	684,082	0
Other noncurrent liabilities	0	2,210
Total liabilities not subject to compromise	1,209,762	189,719
Liabilities subject to compromise	99,335	1,027,313
Total Liabilities	1,309,097	1,217,032
Commitments and contingencies (Note 10)
Stockholders’ Deficit:
Common stock; $0.00001 par value; 10,000,000 and 10,000,000 shares authorized at December 31, 2023 and 2022, respectively; 386,883 and 375,225 shares issued and outstanding at December 31, 2023 and 2022, respectively	36	36
Additional paid-in capital	1,823,260	1,764,368
Accumulated deficit	(2,420,237)	(2,173,750)
Total Stockholders’ Deficit	(596,941)	(409,346)
Total Liabilities and Stockholders’ Deficit	712,156	807,686
Nonrelated Party
Current Assets:
Accounts receivable	1,001	234
Current Liabilities:
Deferred revenue	9,830	77,689
Related Party
Current Assets:
Accounts receivable	0	23
Current Liabilities:
Deferred revenue	$ 0	$ 496